Non-Controlling Interest - Schedule of Non-Controlling Interest (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Balance	$ 1,205,363
Net loss (gain) allocated to NCI	49,753	1,205,363
Balance	1,255,116	1,205,363
CTFO Mexico [Member]
Balance	94,145
Net loss (gain) allocated to NCI	(9,544)	94,145
Balance	84,601	94,145
CT Mexico [Member]
Balance	1,111,218
Net loss (gain) allocated to NCI	59,297	1,111,218
Balance	$ 1,170,515	$ 1,111,218